OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information [Line Items]
Schedule of total net operating revenues related to concentrate and finished products operation
The following table sets forth the percentage of total net operating revenues related to concentrate operations and finished product operations:

Year Ended December 31,	2012	2011	2010
Concentrate operations[1]	38%	39%	51%
Finished product operations[2,3]	62	61	49
Net operating revenues	100%	100%	100%

[1]
Includes concentrates sold by the Company to authorized bottling partners for the manufacture of fountain syrups. The bottlers then typically sell the fountain syrups to wholesalers or directly to fountain retailers.

[2]
Includes fountain syrups manufactured by the Company, including consolidated bottling operations, and sold to fountain retailers or to authorized fountain wholesalers or bottling partners who resell the fountain syrups to fountain retailers.

[3]
Includes net operating revenues related to our acquisition of CCE's former North America business for the full year in 2012 and 2011. In 2010, the percentage includes net operating revenues from the date of the CCE acquisition on October 2, 2010.

Schedule of net revenue and property plant and equipment by Geography
The following table provides information related to our net operating revenues (in millions):

Year Ended December 31,	2012	2011	2010
United States	$19,732	$18,699	$10,629
International	28,285	27,843	24,490
Net operating revenues	$48,017	$46,542	$35,119
The following table provides information related to our property, plant and equipment — net (in millions):

Year Ended December 31,	2012	2011	2010
United States	$8,509	$8,043	$8,251
International	5,967	6,896	6,476
Property, plant and equipment — net	$14,476	$14,939	$14,727

Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Eurasia & Africa	Europe		Latin America	North America	Pacific	Bottling Investments		Corporate	Eliminations	Consolidated
2012
Net operating revenues:
Third party	$2,697	$4,481		$4,560	$21,665	$5,680	$8,807		$127	$—	$48,017
Intersegment	—	642		271	15	628	88		—	(1,644)	—
Total net revenues	2,697	5,123		4,831	21,680	6,308	8,895		127	(1,644)	48,017
Operating income (loss)	1,078	2,960		2,879	2,597	2,516	140		(1,391)	—	10,779
Interest income	—	—		—	—	—	—		471	—	471
Interest expense	—	—		—	—	—	—		397	—	397
Depreciation and amortization	33	100		70	1,083	119	406		171	—	1,982
Equity income (loss) — net	20	45		4	13	2	732		3	—	819
Income (loss) before income taxes	1,101	3,015		2,882	2,624	2,523	904		(1,240)	—	11,809
Identifiable operating assets[1]	1,299	2,976	[2]	2,759	34,114	2,163	9,648	[2]	22,767	—	75,726
Investments[3]	1,155	271		539	39	127	8,253		64	—	10,448
Capital expenditures	51	30		88	1,447	107	867		190	—	2,780
2011 — As Adjusted
Net operating revenues:
Third party	$2,590	$4,777		$4,403	$20,559	$5,553	$8,501		$159	$—	$46,542
Intersegment	—	697		287	12	536	90		—	(1,622)	—
Total net revenues	2,590	5,474		4,690	20,571	6,089	8,591		159	(1,622)	46,542
Operating income (loss)	1,003	3,090		2,815	2,319	2,239	224		(1,517)	—	10,173
Interest income	—	—		—	—	—	—		483	—	483
Interest expense	—	—		—	—	—	—		417	—	417
Depreciation and amortization	30	109		63	1,065	115	403		169	—	1,954
Equity income (loss) — net	(3)	33		20	6	1	646		(13)	—	690
Income (loss) before income taxes	1,001	3,134		2,832	2,327	2,242	897		(975)	—	11,458
Identifiable operating assets[1]	1,160	3,204	[2]	2,446	33,422	2,170	8,905	[2]	20,293	—	71,600
Investments[3]	284	243		475	26	133	7,140		73	—	8,374
Capital expenditures	50	38		105	1,364	128	1,039		196	—	2,920
2010 — As Adjusted
Net operating revenues:
Third party	$2,330	$4,424		$3,880	$11,140	$5,037	$8,216		$92	$—	$35,119
Intersegment	2	825		241	65	458	97		—	(1,688)	—
Total net revenues	2,332	5,249		4,121	11,205	5,495	8,313		92	(1,688)	35,119
Operating income (loss)	914	2,976		2,405	1,520	2,114	227		(1,743)	—	8,413
Interest income	—	—		—	—	—	—		317	—	317
Interest expense	—	—		—	—	—	—		733	—	733
Depreciation and amortization	25	106		54	575	107	430		146	—	1,443
Equity income (loss) — net	18	33		24	(4)	1	971		(18)	—	1,025
Income (loss) before income taxes	933	3,020		2,426	1,523	2,116	1,205		2,984	—	14,207
Identifiable operating assets[1]	1,192	2,724	[2]	2,298	32,793	1,913	8,398	[2]	16,018	—	65,336
Investments[3]	291	243		379	57	123	6,426		66	—	7,585
Capital expenditures	57	33		94	711	103	942		275	—	2,215

[1]
Principally cash and cash equivalents, short-term investments, marketable securities, trade accounts receivable, inventories, goodwill, trademarks and other intangible assets and property, plant and equipment — net.

[2]	Property, plant and equipment — net in Germany represented approximately 10 percent of consolidated property, plant and equipment — net in 2012, 10 percent in 2011 and 10 percent in 2010.

[3]	Principally equity method investments, available-for-sale securities and nonmarketable investments in bottling companies.